INVESTMENTS - Narrative (Details) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Interests in Other Entities [Abstract]
Losses on available-for-sale financial assets	CAD 0	CAD 0
Gains on available-for-sale financial assets	CAD (418,000,000)	CAD (81,000,000)
Maple Leaf Sports and Entertainment Limited (MLSE)
Disclosure of joint ventures [line items]
Proportion of ownership interest	37.50%
Glentel
Disclosure of joint ventures [line items]
Proportion of ownership interest	50.00%
Parent Company and BCE, Inc. | Maple Leaf Sports and Entertainment Limited (MLSE)
Disclosure of joint ventures [line items]
Proportion of ownership interest	75.00%
BCE Inc. | Glentel
Disclosure of joint ventures [line items]
Proportion of ownership interest	50.00%